Leases - Schedule of Future Lease Liability for Operating and Finance Lease (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Operating Leases
2020	$ 27.8
2021	27.1
2022	26.5
2023	24.5
2024	20.1
Thereafter	100.1
Total lease payments	226.1
Less: imputed interest	(45.0)
Total	181.1
Finance Leases
2020	3.5
2021	2.9
2022	2.0
2023	1.1
2024	0.4
Thereafter	2.0
Total lease payments	11.9
Less: imputed interest	(2.0)
Total	$ 9.9	$ 0.8